5. GE Trademark License (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
GE Trademark License	$ 110,387	$ 103,792	$ 61,690
Less: Impairment Charges		0	0
Less: Accumulated Amortization	(22,395)	(20,618)	(15,271)
Patents - net	87,992	83,174	46,419
GE Trademark
GE Trademark License	12,000,000	12,000,000	12,000,000
Less: Impairment Charges		0	0
Less: Accumulated Amortization	(5,484,950)	(4,876,254)	(2,434,783)
Patents - net	$ 6,515,050	$ 7,123,746	$ 9,565,217